SUBSEQUENT EVENTS (Details Narrative) - USD ($)					1 Months Ended
	May 07, 2020	Feb. 05, 2020	Jan. 13, 2020	Jan. 07, 2020	Jun. 24, 2020	Feb. 24, 2020	Jan. 30, 2020	Jan. 22, 2020	Jun. 22, 2020	Jun. 17, 2020	Jun. 16, 2020	Jun. 08, 2020	May 27, 2020	Apr. 04, 2020	Mar. 19, 2020	Mar. 16, 2020	Mar. 11, 2020	Feb. 20, 2020	Jan. 28, 2020
Forecast [Member] | GlobalConsultingAlliance [Member]
Subsequent Events (Textual)
Issued an investor														282,146
Subsequent Event [Member]
Subsequent Events (Textual)
Aggregate principal amount																	$ 7,586
Common stock															2,000,000		560,000
Debt Conversions fees																	$ 500
Directors fees															$ 88,000
Corporate brand consulting agreement, description							The Company entered into a Corporate Brand Consulting Agreement with Ludlow Business Services, Inc. whereby the consultant agreed to provide corporate consulting, development of strategies, corporate awareness, business plans and advising on interactions with investment professionals, for a consideration of $7,500 per month and 535,714 shares of common stock amounting to $30,000, at the average closing price of the common stock ten days prior to the execution of the agreement.
Conversion price (in dollars per share)																	$ 0.01444
Payroll protection program loan, description	The Company received a payroll Protection Program loan through its bankers, Wells Fargo Bank amounting to $60,292 earning interest at 1% per annum, maturing on May 5, 2022 and repayable in instalments of $2,538 commencing on November 5, 2020. The Company may apply for the loan to be forgiven in whole or in part based on the loan being utilized for payroll costs, continuation of healthcare benefits, mortgage interest payments, rent, utility and interest payments on any other debt obligation. The Company anticipates that the loan will be forgivable.
Subsequent Event [Member] | Stock Purchase Agreement [Member]
Subsequent Events (Textual)
Common stock																400,000		1,000,000
Warrants exercisable																		1,000,000
Warrants exercisable per share																		$ 0.05
Gross proceeds																$ 8,000		$ 25,000
Subsequent Event [Member] | Debt Exchange Agreement [Member]
Subsequent Events (Textual)
Aggregate principal amount				$ 20,000
Accrued interest				$ 33
Aggregate exchange share value				1,001,644
Issuance of common stock per share				$ 0.02
Exchange on realization of loss				$ 20,033
Subsequent Event [Member] | Debt Exchange Agreement1 [Member]
Subsequent Events (Textual)
Aggregate principal amount				30,000
Accrued interest				$ 49
Aggregate exchange share value				1,502,466
Issuance of common stock per share				$ 0.02
Exchange on realization of loss				$ 30,049
Subsequent Event [Member] | Global Consulting Alliance [Member]
Subsequent Events (Textual)
Aggregate principal amount																			$ 27,741
Common stock																			1,132,764
Conversion price (in dollars per share)																			$ 0.02449
Subsequent Event [Member] | Odyssey Funding, LLC [Member] | Convertible Promissory Note1 [Member]
Subsequent Events (Textual)
Aggregate principal amount			$ 100,000
Maturity date			Jan. 13, 2021
Coupon percentage			10.00%
Description of conversion terms			The Company may prepay the note with prepayment penalties ranging from 125% to 145%.
Description of payment			The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Subsequent Event [Member] | Power Up Lending Group Ltd. [Member] | Convertible Promissory Note [Member]
Subsequent Events (Textual)
Aggregate principal amount								$ 43,000
Maturity date								Jan. 22, 2021
Coupon percentage								12.00%
Description of conversion terms								The Company may prepay the note with prepayment penalties ranging from 115% to 135%.
Description of payment								The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 61% of the lowest trading price during the previous fifteen trading days.
Subsequent Event [Member] | Adar Alef, LLC [Member] | Convertible Promissory Note [Member]
Subsequent Events (Textual)
Aggregate principal amount		$ 105,000
Maturity date		Feb. 05, 2021
Coupon percentage		10.00%
Description of conversion terms		The Company may prepay the note with prepayment penalties ranging from 120% to 145%.
Description of payment		The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Subsequent Event [Member] | LG Capital Funding LLC [Member] | Convertible Promissory Note [Member]
Subsequent Events (Textual)
Aggregate principal amount						$ 7,586
Maturity date						Feb. 24, 2021
Coupon percentage						10.00%
Description of conversion terms						The Company may prepay the note with prepayment penalties ranging from 120% to 145%.
Description of payment						The outstanding principal amount of the note is convertible after 180 days, at the election of the holder into shares of the Company's common stock at a conversion price equal to 58% of the lowest trading price during the previous fifteen trading days.
Subsequent Event [Member] | William Corbett [Member]
Subsequent Events (Textual)
Executive employment agreement, description					The Company entered into an executive employment agreement with William Corbett, to employ Mr. Corbett as the Company's Chief Executive Officer for a term of three (3) years, provide for an annual base salary of $150,000, provide for a signing bonus of $25,000, structure for a bonus of up to 50% of base salary upon the Company's achievement of $2,000,000 EBITDA and additional performance bonus payments as may be determined by the Company's board of directors. and provide for severance in the event of a termination without cause in amount equal to equal to fifty percent (50%) of his annual base salary rate then in effect, provided that if such termination without cause occurs after an Acquisition of the Company, Mr. Corbett will be entitled to receive severance in an amount equal to equal to 100% of his annual base salary rate then in effect.
Common stock fully vested					5,123,750
Restricted stock agreement, description					The Company entered into a restricted stock agreement with Mr. Corbett pursuant to which the Company granted him a restricted stock award of 15,371,250 shares of the Company's common stock, which forfeiture restriction lapse 33%, 33% and 34%, respectively, on the first, second and third anniversary of the date of grant.
Subsequent Event [Member] | Power Up Lending Group Ltd. [Member]
Subsequent Events (Textual)
Aggregate principal amount									$ 15,000	$ 12,000	$ 12,000
Common stock									1,485,149	937,500	937,500
Conversion price (in dollars per share)									$ 0.0101	$ 0.0128	$ 0.0128
Subsequent Event [Member] | Black Ice Advisors, LLC [Member]
Subsequent Events (Textual)
Aggregate principal amount												$ 25,000	$ 12,000
Common stock												1,470,586	500,000
Conversion price (in dollars per share)												$ 0.017	$ 0.024